Risk Management and Fair Value Measurements (Details Narrative) - USD ($)			9 Months Ended
	Jul. 16, 2021	Jan. 19, 2018	Sep. 30, 2022	Sep. 30, 2021
Debt Instrument [Line Items]
Impairment, Long-Lived Asset, Held-for-Use			$ 0	$ 0
London Interbank Offered Rate (LIBOR) [Member] | Vessel Owing Company [Member]
Debt Instrument [Line Items]
Derivative, Notional Amount	$ 9,600,000	$ 10,000,000.0
Derivative, Cap Interest Rate	2.00%	3.50%
Derivative, Maturity Date	Jul. 08, 2025	Jul. 18, 2022